Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 4,454
Ending balance		4,841	$ 4,454
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,572	9,300
Additions/lease modifications		1,111	1,221
Disposals	[1]	(615)	(717)
Foreign exchange and other		844	(232)
Ending balance		10,912	9,572
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,118)	(5,117)
Disposals	[1]	504	706
Depreciation		780	791
Foreign exchange and other	[2]	677	(84)
Ending balance		(6,071)	(5,118)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		99
Ending balance		119	99
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		99	112
Additions/lease modifications		18
Disposals	[1]	(8)	(6)
Foreign exchange and other		10	(7)
Ending balance		119	99
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		487
Ending balance		500	487
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,354	1,454
Additions/lease modifications		59	52
Disposals	[1]	(44)	(44)
Foreign exchange and other		319	(108)
Ending balance		1,688	1,354
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(867)	(936)
Disposals	[1]	35	46
Depreciation		50	52
Foreign exchange and other	[2]	306	(75)
Ending balance		(1,188)	(867)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		568
Ending balance		664	568
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,292	2,481
Additions/lease modifications		319	193
Disposals	[1]	(53)	(349)
Foreign exchange and other		113	(33)
Ending balance		2,671	2,292
Computer equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,724)	(1,888)
Disposals	[1]	48	345
Depreciation		225	217
Foreign exchange and other	[2]	106	(36)
Ending balance		(2,007)	(1,724)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		214
Ending balance		278	214
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		685	904
Additions/lease modifications		105	53
Disposals	[1]	(29)	(245)
Foreign exchange and other		184	(27)
Ending balance		945	685
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(471)	(680)
Disposals	[1]	25	245
Depreciation		53	51
Foreign exchange and other	[2]	168	(15)
Ending balance		(667)	(471)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		603
Ending balance		784	603
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,941	1,769
Additions/lease modifications		281	192
Disposals	[1]	(246)	(44)
Foreign exchange and other		78	24
Ending balance		2,054	1,941
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,338)	(1,250)
Disposals	[1]	243	41
Depreciation		116	105
Foreign exchange and other	[2]	59	24
Ending balance		(1,270)	(1,338)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,483
Ending balance		2,496	2,483
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,201	2,580
Additions/lease modifications		329	731
Disposals	[1]	(235)	(29)
Foreign exchange and other		140	(81)
Ending balance		3,435	3,201
Right-of-use assets [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(718)	(363)
Disposals	[1]	153	29
Depreciation		336	366
Foreign exchange and other	[2]	38	18
Ending balance		$ (939)	$ (718)

[1]	Includes fully depreciated assets written off and assets sold as part of divestitures during the year. Refer to Note 10.
[2]	Includes impairment charges.